Gain on sale of vessel - Additional information (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2025 item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 item
Lessee, Lease, Description [Line Items]
Gain on sale of vessel				$ 12,322
Number of vessels sold | item			0		0
Ardmore Seafarer
Lessee, Lease, Description [Line Items]
Vessel sales price		$ 27,100
Gain on sale of vessel	$ 12,300			$ 12,322